UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PARTNERS' CAPITAL AND MEMBERSHIP INTERESTS (USD $) In Thousands, unless otherwise specified	Total	SMLP units	Class B Units	SMP Holdings' equity in Bison Midstream	SMP Holdings' equity in Bison Midstream SMLP units	SMP Holdings' equity in Bison Midstream Class B Units	Membership interests	Membership interests SMLP units	Membership interests Class B Units	Limited partners, Common	Limited partners, Common SMLP units	Limited partners, Common Class B Units	Limited partners, Subordinated	Limited partners, Subordinated SMLP units	Limited partners, Subordinated Class B Units	General partner	General partner SMLP units	General partner Class B Units
Beginning balance at Dec. 31, 2011	$ 640,270						$ 640,270			$ 0			$ 0			$ 0
Members Interest Increase (Decrease) Abstract
Net income	7,587			0			7,587			0			0			0
Unit-based compensation			460			0			460			0			0			0
Ending balance at Mar. 31, 2012	648,317			0			648,317			0			0			0
Beginning balance at Dec. 31, 2012	819,247			0			0			418,856			380,169			20,222
Members Interest Increase (Decrease) Abstract
Net income	13,067			587			0			6,115			6,115			250
Unit-based compensation		327	13		0	0		0	0		327	13		0	0		0	0
Consolidation of Bison Midstream net assets	303,168			303,168
Cash advance from Bison Midstream to SMP Holdings	278			278
Distributions to unitholders ($0.41 per unit)	(20,425)			0			0			(10,009)			(10,008)			(408)
Ending balance at Mar. 31, 2013	$ 1,115,119			$ 303,477			$ 0			$ 415,302			$ 376,276			$ 20,064